LONG-TERM LOANS FROM BANKS (Details 1) (Long-term Loans from Banks [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term Loans from Banks [Member]
Maturities of Long-term Debt [Line Items]
2015 (current maturities)	$ 6,394
2016	5,636
2017	3,662
2018	2,748
Long-term loans from banks	$ 18,440	$ 16,606